SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Components of Accumulated Other Comprehensive Loss (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 30, 2012	Jan. 01, 2012
Change in Accumulated Other Comprehensive Income (Loss) [Roll Forward]
Beginning Accumulated Other Comprehensive Loss	$ (37,413)	$ (7,875)
Other Comprehensive Income (Loss), before Reclassifications, Net of Tax		(15,326)
Reclassification from Accumulated Other Comprehensive Income, Current Period, Net of Tax		(14,212)
Other Comprehensive Income (Loss), Net of Tax, Portion Attributable to Parent	(2,041)	(29,538)
Ending Accumulated Other Comprehensive Loss	(39,454)	(37,413)
Accumulated Translation Adjustment [Member]
Change in Accumulated Other Comprehensive Income (Loss) [Roll Forward]
Beginning Accumulated Other Comprehensive Loss	(330)	(126)
Other Comprehensive Income (Loss), before Reclassifications, Net of Tax		(204)
Reclassification from Accumulated Other Comprehensive Income, Current Period, Net of Tax		0
Other Comprehensive Income (Loss), Net of Tax, Portion Attributable to Parent	138	(204)
Ending Accumulated Other Comprehensive Loss	(192)	(330)
Accumulated Defined Benefit Plans Adjustment [Member]
Change in Accumulated Other Comprehensive Income (Loss) [Roll Forward]
Beginning Accumulated Other Comprehensive Loss	(37,083)	(7,749)
Other Comprehensive Income (Loss), before Reclassifications, Net of Tax		(15,122)
Reclassification from Accumulated Other Comprehensive Income, Current Period, Net of Tax		(14,212)
Other Comprehensive Income (Loss), Net of Tax, Portion Attributable to Parent	(2,179)	(29,334)
Ending Accumulated Other Comprehensive Loss	$ (39,262)	$ (37,083)